S000024247 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI ACWI Information Technology Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent		31.59%	20.50%	19.16%
Putnam Global Technology Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.59%	20.69%	19.50%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		19.98%	18.72%	19.43%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.08%	15.76%	17.08%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.99%	14.05%	15.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		25.34%	19.24%	19.42%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		26.99%	19.84%	19.84%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		27.62%	20.44%	20.44%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.75%	20.57%	20.53%

[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.